COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
COMMON STOCK
COMMON STOCK

Note 10 - Common Stock

The Company was authorized to issue 32,000,000 shares of its common stock as of March 31, 2026, and December 31, 2025. The voting, dividend, and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preference of the Preferred Stockholders set forth in Note 9 - Redeemable Convertible Preferred Stock.

Each share of common stock entitles the holder to one vote, together with the Preferred Stockholders, on all matters submitted to a vote of the Company’s stockholders. Terms and rights are unchanged from the audited annual consolidated financial statements for the year ended December 31, 2025.

Total common shares issued and outstanding were 5,068,690 as of March 31, 2026.

NOTE 9 - COMMON STOCK

The Company was authorized to issue 32,000,000 shares of its common stock as of December 31, 2025, and 2024. The voting, dividend, and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preference of the Preferred Stockholders set forth in Note 8 - Redeemable Convertible Preferred Stock.

Each share of common stock entitles the holder to one vote, together with the Preferred Stockholders, on all matters submitted to a vote of the Company’s stockholders.

The Company had reserved the following shares of common stock for potential conversion of outstanding Preferred Stock and exercise of stock options and preferred stock warrants:

	As of December 31,
	2025	2024
Redeemable convertible preferred stock	18,349,937	18,349,937
Options to purchase common stock	5,546,772	5,085,269
Preferred stock warrants	295,559	295,559
Preferred stock issued upon conversion of convertible promissory notes	560,024	—
Restricted stock units	1,394,670	1,446,116
Total	26,146,962	25,176,881
(1)	Due to the multiple conversion options provided for within the Company’s convertible promissory notes, the Company applied the if-converted method to the calculation of the anti-dilutive shares underlying such notes to determine the estimated shares that the notes would convert into as of December 31, 2025. This assumption included consideration of the multiple conversion features and applying probability weightings to an assumed price of approximately $38 per share ($19 per share after applying the 50% discount).
(2)	The table above does not reflect an additional 1,329,263 shares available but not yet issued under the 2019 Stock Incentive Plan discussed in Note 11 - Stock Based Compensation.